ACQUISITIONS	12 Months Ended
Dec. 30, 2017
ACQUISITIONS
ACQUISITIONS

NOTE 2. ACQUISITIONS

        On June 23, 2017, we completed the stock acquisition of Yongle Tape Ltd. ("Yongle Tape"), a China-based manufacturer of specialty tapes and related products used in a variety of industrial markets, from Yongle Tape's management and Shaw Kwei & Partners.

        On May 19, 2017, we completed the stock acquisition of Finesse Medical Limited ("Finesse Medical"), an Ireland-based manufacturer of healthcare products used in the management of wound care and skin conditions, from Finesse Medical's management.

        On March 1, 2017, we completed the net asset acquisition of Hanita Coatings Rural Cooperative Association Limited and stock acquisition of certain of its subsidiaries ("Hanita"), an Israel-based pressure-sensitive manufacturer of specialty films and laminates, from Kibbutz Hanita Coatings and Tene Investment Funds.

        We expect the acquisitions of Yongle Tape, Finesse Medical, and Hanita (collectively, the "2017 Acquisitions") to expand our product portfolio and provide new growth opportunities.

        The aggregate purchase consideration for these acquisitions, which is subject to customary post-closing adjustments, was approximately $360 million. This included $15 million of payments based on Yongle Tape's achievement of certain pre-acquisition performance targets. The 2017 Acquisitions were funded through cash and existing credit facilities. In addition to the cash paid at the closing of the 2017 Acquisitions, certain sellers are eligible for earn-out payments of up to approximately $45 million related to the achievement of certain performance targets for 2017 and 2018. Based on our current estimates, we have accrued approximately $45 million for these additional earn-out payments, which has been included in the $360 million of aggregate purchase consideration.

        Consistent with the allowable time to complete our assessment, the valuations of certain acquired assets and liabilities, including environmental liabilities and income taxes, are currently pending.

        The 2017 Acquisitions were not material, individually or in the aggregate, to our Consolidated Financial Statements.

        On August 1, 2016, we completed the acquisition of the European business of Mactac ("Mactac") from Platinum Equity through the purchase of Evergreen Holdings V, LLC. Mactac manufactures pressure-sensitive materials that primarily complement our existing graphics portfolio. The total consideration for this acquisition, net of cash received, was approximately $220 million, which we funded primarily through existing credit facilities. This acquisition was not material to our Consolidated Financial Statements.